Reclassification of Comparative Figures	12 Months Ended
Dec. 31, 2014
Reclassification of Comparative Figures

31    Reclassification of comparative figures

Billings to third parties for the recovery of costs incurred for freight car repairs and servicing have been reclassified from “Purchased services and other” to “Compensation and benefits” and “Materials” within “Operating expenses” in the Consolidated Statements of Income, in order to match the billings with the costs incurred on behalf of third parties. As a result, the changes to these components of “Operating expenses” for the year ended December 31, 2013 and 2012 are noted below. “Operating expenses” in total were unchanged as a result of this reclassification.

(in millions of Canadian dollars)	Compensation and benefits	Material	Purchased services and other

For the year ended December 31, 2013
As previously reported	$1,418	$249	$876
(Decrease) increase	(33)	(89)	122

As reclassified	$1,385	$160	$998

For the year ended December 31, 2012
As previously reported	$1,506	$238	$940
(Decrease) increase	(32)	(72)	104

As reclassified	$1,474	$166	$1,044